Accrued Expenses And Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses And Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

		December 31,	June 30,
		2024	2025
		RMB	RMB
Recharge card	(a)	237,570	237,217
Refund liability		167,349	—
Accrued payroll and employee benefits	(b)	48,343	43,727
Payable for advertisement		19,094	19,372
Professional service fee		11,735	11,373
VAT and other tax payables		5,510	5,838
Short-term rental payable		2,750	87,097
Loan from former employees		2,000	10,803
Payable for IT support service fee		—	47,032
Others		12,382	13,094
Total		506,733	475,553
(a)	Recharge card is the amount that customers paid in advance without designated enrollment contract for IT-focused supplementary STEM education training courses.

(b)	Exclude the retrenchment fee and penalty for those employees who were retrenched from January to June 2025.